Basis of preparation of half-year report (Details Narrative) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023
Notes and other explanatory information [abstract]
Loss befor income tax	$ 6,419,264	$ 5,608,311	$ 5,608,311
Net assets	4,812,135			$ 11,162,576
Cash	3,729,200			7,851,197
Net current assets	$ 2,293,964			$ 7,185,750